Exhibit 99.1

World Omni Select Auto Trust 2021-A
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	935,175,238.69	36,396
Principal Payments	39,189,210.42	1,077
Defaulted Receivables	2,177,242.69	95
Repurchased Accounts	0.00	0
Pool Balance at 12/31/21	893,808,785.58	35,224

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.23%
Prepayment ABS Speed	2.30%
Aggregate Starting Principal Balance	1,061,120,455.52	39,395

Delinquent Receivables:
Past Due 31-60 days	26,696,583.86	1,117
Past Due 61-90 days	6,082,967.30	265
Past Due 91-120 days	1,716,553.18	80
Past Due 121+ days	0.00	0
Total	34,496,104.34	1,462

Total 31+ Delinquent as % Ending Pool Balance	3.86%
Total 61+ Delinquent as % Ending Pool Balance	0.87%
Delinquency Trigger Occurred	NO

Recoveries	1,130,252.84
Aggregate Net Losses/(Gains) - December 2021	1,046,989.85
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.34%
Prior Net Losses/(Gains) Ratio	0.45%
Second Prior Net Losses/(Gains) Ratio	0.19%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.15%

Overcollateralization Target Amount	89,380,878.56
Actual Overcollateralization	77,154,691.14
Weighted Average Contract Rate	8.23%
Weighted Average Remaining Term	61.90

Flow of Funds	$ Amount
Collections	46,785,032.68
Investment Earnings on Cash Accounts	143.25
Servicing Fee	(974,140.87)
Transfer to Collection Account	-
Available Funds	45,811,035.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	210,887.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,222.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,426.50
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	57,300.00
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	45,444,198.10
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-

Total Distributions of Available Funds	45,811,035.06

Servicing Fee	974,140.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	817,050,000.00
Original Class B	61,020,000.00
Original Class C	61,020,000.00
Original Class D	47,750,000.00
Original Class E	21,220,000.00

Total Class A, B, C, D & E
Note Balance @ 12/15/21	862,098,292.54
Principal Paid	45,444,198.10
Note Balance @ 01/18/22	816,654,094.44

Class A-1
Note Balance @ 12/15/21	35,038,292.54
Principal Paid	35,038,292.54
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2
Note Balance @ 12/15/21	366,000,000.00
Principal Paid	10,405,905.56
Note Balance @ 01/18/22	355,594,094.44
Note Factor @ 01/18/22	97.1568564%

Class A-3
Note Balance @ 12/15/21	270,050,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	270,050,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	61,020,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	61,020,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	61,020,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	61,020,000.00
Note Factor @ 01/18/22	100.0000000%

Class D
Note Balance @ 12/15/21	47,750,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	47,750,000.00
Note Factor @ 01/18/22	100.0000000%

Class E
Note Balance @ 12/15/21	21,220,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	21,220,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	366,836.96
Total Principal Paid	45,444,198.10
Total Paid	45,811,035.06

Class A-1
Coupon	0.09567%
Interest Paid	3,165.88
Principal Paid	35,038,292.54
Total Paid to A-1 Holders	35,041,458.42

Class A-2
Coupon	0.29000%
Interest Paid	88,450.00
Principal Paid	10,405,905.56
Total Paid to A-2 Holders	10,494,355.56

Class A-3
Coupon	0.53000%
Interest Paid	119,272.08
Principal Paid	0.00
Total Paid to A-3 Holders	119,272.08

Class B
Coupon	0.85000%
Interest Paid	43,222.50
Principal Paid	0.00
Total Paid to B Holders	43,222.50

Class C
Coupon	1.09000%
Interest Paid	55,426.50
Principal Paid	0.00
Total Paid to C Holders	55,426.50

Class D
Coupon	1.44000%
Interest Paid	57,300.00
Principal Paid	0.00
Total Paid to D Holders	57,300.00

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3639039
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	45.0808465
Total Distribution Amount	45.4447504

A-1 Interest Distribution Amount	0.0174910
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	193.5817267
Total A-1 Distribution Amount	193.5992177

A-2 Interest Distribution Amount	0.2416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	28.4314360
Total A-2 Distribution Amount	28.6731027

A-3 Interest Distribution Amount	0.4416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4416667

B Interest Distribution Amount	0.7083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7083333

C Interest Distribution Amount	0.9083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.9083333

D Interest Distribution Amount	1.2000000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.2000000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	5,305,602.28
Investment Earnings	113.26
Investment Earnings Paid	(113.26)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	5,305,602.28
Change	-

Required Reserve Amount	5,305,602.28

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$17,898,966.43	$11,645,466.21	$11,123,408.62
Number of Extensions	648	420	389
Ratio of extensions to Beginning of Period Receivables Balance	1.91%	1.20%	1.11%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2021-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.